EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE [Abstract]
Calculated Basic Earnings Per Share and Diluted Earnings Per Share
	2011	2012	2013
Numerator:
Net income/(loss) available to ordinary shareholders	351,531	(26,776)	196,222
Dilutive effect of issuance and buy-back of convertible bonds	(845)	-	-
Dilutive effect of issuance of convertible notes	(232,278)	-	-
Net income/(loss) for diluted earnings	118,408	(26,776)	196,222
Denominator:
Denominator for basic earnings per share—weighted average ordinary shares outstanding	84,221,665	90,804,777	92,676,258
Dilutive effect of share options	1,951,850	-	741,386
Dilutive effect of convertible bonds	671,670	-	-
Dilutive effect of convertible notes	7,454,208	-	-
Denominator for diluted earnings per share	94,299,393	90,804,777	93,417,644
Basic earnings per share	4.17	(0.29)	2.12
Diluted earnings per share	1.26	(0.29)	2.10